Share Repurchase (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 29, 2021	Dec. 31, 2021
Interest income related to revaluation of the share repurchase liability		$ 1,116,219
Automatic Share Repurchase Agreements [Member]
Threshold Number Of Shares Issued As QualifyingT ransaction	1,725,000
Share repurchase obligation of shares at the market price amount	$ 7,055,250